OTHER EQUITY INSTRUMENTS - Summary of Other Equity Instruments (Details) £ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2024 GBP (£)	May 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments			£ 2,100	£ 2,196
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500		£ 500
Interest rate	0.0675		0.0675
Other equity interest maturity period			2024-06
Other equity instruments			£ 0	496
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities			£ 500
Interest rate			0.0630
Other equity interest maturity period			2025-03
Other equity instruments			£ 500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities			£ 450
Interest rate			0.0425
Other equity interest maturity period			2026-03
Other equity instruments			£ 450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities			£ 750
Interest rate			0.0650
Other equity interest maturity period			2027-06
Other equity instruments			£ 750	750
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 400	£ 400
Interest rate		0.0875	0.0875
Other equity interest maturity period			2029-09
Other equity instruments			£ 400	£ 0